RETIREMENT BENEFIT OBLIGATIONS - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Duration of the defined benefit obligation	15 years	17 years